Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

7) Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. At December 31, 2021, 2020 and 2019, the Partnership’s fleet operated under twelve time charters and four bareboat charters. See Note 5—Significant Risks and Uncertainties Including Business and Credit Concentrations for revenues from customers accounting for over 10% of the Partnership’s consolidated revenue. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.